UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2004

Check here if Amendment [ ]
  This Amendment (check only one.):    [ ] is a restatement
                                       [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:        Courage Capital Management, LLC
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Address:     4400 Harding Road
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             Nashville, TN  37205-2290
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Form 13F File Number:  28-10362
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:        Richard Patton
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Title:       Chief Manager
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Phone:       615-298-7606
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Signature, Place and Date of Signing:


   /s/ Richard Patton                     Nashville, TN        November 4, 2004
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            [Signature]                    [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


FORM 13F SUMMARY PAGE


Number of Other Included Managers:                     0
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Form 13F Information Table Entry Total:               58
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Form 13F Information Table Value Total:          551,340
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                                             (thousands)


List of Other Included Managers:

NONE

                                                      FORM 13F INFORMATION TABLE

    COLUMN 1                   COLUMN 2        COLUMN 3   COLUMN 4          COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8
-------------------------    --------------   ----------  --------    ------------------  ----------- ---------  -------------------

                                                           VALUE      SHRS OR  SH/  PUT/   INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS     CUSIP     (X$1000)    PRN AMT  PRN  CALL   DISCRETION  MANAGERS  SOLE  SHARED1  NONE
--------------               --------------     -----     --------    -------  ---  ----   ----------  --------  ----  -------  ----
ABBOT LABORATORIES           COM              002824100      9954     235000   SH             SHARED1                     X
ACCREDO HEALTH INC           COM              00437V104      4714     200000   SH             SHARED1                     X
ALLIANCE CAP MGMT HLDG LP    UNIT LTD PRTN    01855A101     15179     427600   SH             SHARED                      X
AMERICAN HEALTHWAYS INC      COM              02649V104      2882      99000   SH             SHARED1                     X
ARCH COAL INC                COM              039380100      4749     133800   SH             SHARED1                     X
CBRL GROUP INC               COM              12489V106     46150    1279105   SH             SHARED1                     X
CLAIRES STORES INC (FLA)     COM              179584107     16776     670000   SH             SHARED1                     X
CONSECO INC                  COM NEW          208464883      1920     108687   SH             SHARED1                     X
CONSECO INC DEC22.50         COM              208464903        51       2900   SH   CALL      SHARED1                     X
CONSOL ENERGY INC            COM              20854P109     19364     555000   SH             SHARED1                     X
CONSOL ENERGY JAN 030
 LT OPTION EXP 1/20/07       COM              20854P909       349      10000   SH   CALL      SHARED1                     X
CONSOL ENERGY JAN 030
 LT OPTION EXP 1/21/06       COM              20854P909      2791      80000   SH   CALL      SHARED1                     X
CONSOL ENERGY JAN 040
 LT OPTION EXP 1/20/07       COM              20854P909       488      14000   SH   CALL      SHARED1                     X
CONSOL ENERGY JAN 025
 LT OPTION EXP 1/21/06       COM              20854P959      3489     100000   SH   PUT       SHARED1                     X
CONSOL ENERGY JAN 030
 LT OPTION EXP 1/21/06       COM              20854P959      5234     150000   SH   PUT       SHARED1                     X
CORINTHIAN COLLEGES INC      COM              218868107     42784    3173900   SH             SHARED1                     X
CORRECTIONS CORP AMER
 COM NEW                     COM NEW          22025Y407     31393     887805   SH             SHARED1                     X
CORRECTIONS DEC 040 AMEX     COM              22025Y957      1245      35200   SH   PUT       SHARED1                     X
CROWN CASTLE INTL CORP       COM              228227104      9918     666547   SH             SHARED1                     X
DELTA AIR JAN005             COM              247361958       547     166200   SH   PUT       SHARED1                     X
DELTA AIR JAN005 LT
 OPTION EXP 01/21/06         COM              247361958      6264    1903800   SH   PUT       SHARED1                     X
DELTA AIR LINES INC JAN
 2.50                        COM              247361958      3908    1187700   SH   PUT       SHARED1                     X
DELTA AIR LINES INC JAN
 2.50 LT OPTION EXP 1/21/06  COM              247361958      6170    1875400   SH   PUT       SHARED1                     X
EBAY INC                     COM              278642103     25849     281151   SH             SHARED1                     X
ENTERTAINMENT PPTYS TR       COM              29380T105     16938     448100   SH             SHARED1                     X
FORD MTR CO JAN 020 LT
 OPTIONS EXP 1/21/06         COM              345370900        54     180000   SH   CALL      SHARED1                     X
FPL GROUP INC                COM              302571104      2391      35000   SH             SHARED1                     X
GREEN MOUNTAIN POWER CORP    COM              393154109       261      10000   SH             SHARED1                     X
HASBRO INC                   COM              418056107       470      25000   SH             SHARED1                     X
IAC INTERACTIVECORP          COM              44919P102      3523     160000   SH             SHARED1                     X
ICICI BANK LTD               ADR              45104G104       138      10000   SH             SHARED1                     X
INGRAM MICRO INC-CL A        CL A             457153104      8449     524800   SH             SHARED1                     X
JOHNSON & JOHNSON            COM              478160104      6760     120000   SH             SHARED1                     X
KFX INC                      COM              48245L107      2621     340000   SH             SHARED1                     X
KMART HOLDING CORPORATION
 NEW                         COM              498780105     26901     307550   SH             SHARED1                     X
KOREA ELECTRIC POWER         SPONSORED ADR    500631106        11       1000   SH             SHARED1                     X
LIMITED BRANDS INC           COM              532716107       390      17500   SH             SHARED1                     X
MARTHA STEWART LIVING
 OMNIMEDIA INC               CL A             573083102      1175      74900   SH             SHARED1                     X
MASSEY ENERGY CORP           COM              576206106     13757     475500   SH             SHARED1                     X
NATIONWIDE HEALTH PPTYS INC  COM              638620104       868      41900   SH             SHARED1                     X
NBTY INC                     COM              628782104     15524     720000   SH             SHARED1                     X
NICOR INC                    COM              654086107       184       5000   SH             SHARED1                     X
NORTHWEST AIRLINES JAN 010
 LT OPTIONS EXP 1/22/05      COM              667280901       731      89000   SH   CALL      SHARED1                     X
NORTHWEST AIRLINES JAN 12.50
 LT OPTIONS EXP 1/22/05      COM              667280901       965     117500   SH   CALL      SHARED1                     X
NORTHWEST AIRLINES JAN 005
 LT OPTIONS EXP 1/21/06      COM              667280951      1478     180000   SH   PUT       SHARED1                     X
PG&E CORP                    COM              69331C108     59279    1950000   SH             SHARED1                     X
PG&E CORP                    COM              69331C908      9637     317000   SH   CALL      SHARED1                     X
PIMCO CORPORATE OPP FD       COM              72201B101        69       4000   SH             SHARED1                     X
PRIME GROUP REALTY TRUST     SH BEN INT       74158J103      2122      85200   SH             SHARED1                     X
REGIS CORP MINN              COM              758932107     21582     536600   SH             SHARED1                     X
REUTERS GROUP PLC            SPONSORED ADR    76132M102      4082     120000   SH             SHARED1                     X
SOHU                         COM              83408W103     10320     620600   SH             SHARED1                     X
SINCLAIR BROADCAST GROUP
 INC                         PFD CV EXCH D    829226505       804      20000   SH             SHARED1                     X
TENET HEALTHCARE CORP        COM              88033G100     25978    2407550   SH             SHARED1                     X
TJX COS INC NEW              COM              872540109      6656     302000   SH             SHARED1                     X
VERITAS SOFTWARE CORP        COM              923436109      9612     540000   SH             SHARED1                     X
WASHINGTON GROUP INTL INC    COM              938862208     10947     316200   SH             SHARED1                     X
WYETH                        COM              983024100     24497     655000   SH             SHARED1                     X


1. Courage Investments Inc. and Resource Holdings Inc. are general partners of funds managed by the Reporting Manager and the Reporting Manager manages accounts for HFR Asset Management, L.L.C., Dryden Investments BV and The Community Foundation of Middle Tennessee, however, the Reporting Manger has discretion over investment and voting decisions of all such funds and accounts.